REVENUE (Details - Timing of revenue recognition) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,783,340	$ 0
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,783,340	0
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0